Note 10 - Loss / (Gain) Per Common Share (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Six months ended June 30,
	2020	2021
(Loss) / Net Income	(2,868)	1,682
Less: Deemed dividend for beneficial conversion feature of Series E Shares	(1,067)	-
Less: Deemed dividend equivalents on Series E Shares related to redemption value	(3,099)	-
Less: Dividend of Series E Shares	(932)	(915)
(Loss) / gain attributable to common shareholders	(7,966)	767

(Loss) / Earnings per share:
Weighted average common shares outstanding, basic	7,302,633	39,831,972

(Loss) / Earnings per share, basic and diluted	(1.09)	0.02

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Six months ended June 30,
	2020	2021
Class B Warrants	480,000	-
Series E Shares	811,855	11,982,979
Potentially dilutive securities	1,291,855	11,982,979